CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS (Parenthetical) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Share-based compensation	$ 4,062,600	$ 34,204,761	$ 349,700
Unrealized gain on available for sale investments, tax	$ 0	$ 87,619	$ 0